Mining interests - Schedule of Investment in Associate (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 26, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Investments in associates beginning balance			$ 76,235
Share of net income (loss) for the year			17,543	$ 22,167
Loss on dilution			(14)
Investments in associates ending balance			104,236	76,235
BeMetals
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Investments in associates beginning balance			0
Share consideration on Kronk sale			4,741	0
Purchase of BeMetals shares	$ 6,000		5,945
Share of net income (loss) for the year			(164)
Investments in associates ending balance			10,508	0
Calibre, Nicaragua
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Investments in associates beginning balance			76,235	53,471
Share of net income (loss) for the year		$ 22,000	17,707	22,167
Loss on dilution			(214)	597
Investments in associates ending balance		$ 53,471	$ 93,728	$ 76,235